Credit Risk	6 Months Ended
Jun. 30, 2021
Disclosure of credit risk exposure [abstract]
Credit Risk
Loans and advances at amortised cost by product
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as expected credit loss (ECL) is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.21	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,575	643	21	143	807	1,017	11,399
Credit cards, unsecured loans and other retail lending	21,196	2,541	177	132	2,850	1,617	25,663
Wholesale loans	86,087	12,454	524	373	13,351	1,340	100,778
Total	116,858	15,638	722	648	17,008	3,974	137,840

Impairment allowance
Home loans	7	37	1	1	39	341	387
Credit cards, unsecured loans and other retail lending	609	677	38	66	781	1,057	2,447
Wholesale loans	193	316	5	10	331	667	1,191
Total	809	1,030	44	77	1,151	2,065	4,025

Net exposure
Home loans	9,568	606	20	142	768	676	11,012
Credit cards, unsecured loans and other retail lending	20,587	1,864	139	66	2,069	560	23,216
Wholesale loans	85,894	12,138	519	363	13,020	673	99,587
Total	116,049	14,608	678	571	15,857	1,909	133,815

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.8	4.8	0.7	4.8	33.5	3.4
Credit cards, unsecured loans and other retail lending	2.9	26.6	21.5	50.0	27.4	65.4	9.5
Wholesale loans	0.2	2.5	1.0	2.7	2.5	49.8	1.2
Total	0.7	6.6	6.1	11.9	6.8	52.0	2.9

As at 31.12.20
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,627	761	53	87	901	1,099	11,627
Credit cards, unsecured loans and other retail lending	18,923	4,987	393	191	5,571	1,853	26,347
Wholesale loans	83,254	14,184	1,066	688	15,938	2,167	101,359
Total	111,804	19,932	1,512	966	22,410	5,119	139,333

Impairment allowance
Home loans	6	40	6	6	52	376	434
Credit cards, unsecured loans and other retail lending	399	1,092	111	124	1,327	1,253	2,979
Wholesale loans	280	475	49	9	533	840	1,653
Total	685	1,607	166	139	1,912	2,469	5,066

Net exposure
Home loans	9,621	721	47	81	849	723	11,193
Credit cards, unsecured loans and other retail lending	18,524	3,895	282	67	4,244	600	23,368
Wholesale loans	82,974	13,709	1,017	679	15,405	1,327	99,706
Total	111,119	18,325	1,346	827	20,498	2,650	134,267

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.3	11.3	6.9	5.8	34.2	3.7
Credit cards, unsecured loans and other retail lending	2.1	21.9	28.2	64.9	23.8	67.6	11.3
Wholesale loans	0.3	3.3	4.6	1.3	3.3	38.8	1.6
Total	0.6	8.1	11.0	14.4	8.5	48.2	3.6
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m (December 2020: £7m) ECL on £159.8bn (December 2020: £146.3bn) Stage 1 assets, £1m(December 2020: £6m) on £34m (December 2020: £3.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £94m (December 2020: £132m) on £94m (December 2020: £132m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £572m (December 2020:£769m).
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in the Barclays Bank PLC Annual Report 2020 on page 169. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	9,627	6	901	52	1,099	376	11,627	434
Transfers from Stage 1 to Stage 2	(282)	—	282	—	—	—	—	—
Transfers from Stage 2 to Stage 1	248	15	(248)	(15)	—	—	—	—
Transfers to Stage 3	(71)	—	(44)	(4)	115	4	—	—
Transfers from Stage 3	14	—	35	2	(49)	(2)	—	—
Business activity in the year	826	—	—	—	—	—	826	—
Changes to models used for calculation[1]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(484)	(14)	(48)	9	(55)	(64)	(587)	(69)
Final repayments	(303)	—	(71)	(1)	(83)	(1)	(457)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-offs[2]	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2021[3]	9,575	7	807	39	1,017	341	11,399	387

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979
Transfers from Stage 1 to Stage 2	(539)	(31)	539	31	—	—	—	—
Transfers from Stage 2 to Stage 1	2,508	546	(2,508)	(546)	—	—	—	—
Transfers to Stage 3	(130)	(7)	(280)	(127)	410	134	—	—
Transfers from Stage 3	14	18	20	6	(34)	(24)	—	—
Business activity in the year	2,330	30	20	4	20	4	2,370	38
Changes to models used for calculation[1]	—	(3)	—	(27)	—	—	—	(30)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(752)	(316)	(463)	119	(84)	174	(1,299)	(23)
Final repayments	(1,158)	(27)	(49)	(6)	(61)	(5)	(1,268)	(38)
Disposals[4]	—	—	—	—	(19)	(11)	(19)	(11)
Write-offs[2]	—	—	—	—	(468)	(468)	(468)	(468)
As at 30 June 2021[3]	21,196	609	2,850	781	1,617	1,057	25,663	2,447
1Changes to models used for calculation include a £34m movement in Home Loans, £30m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2In H121, gross write-offs amounted to £606m (H120: £643m) and post write-off recoveries amounted to £15m (H120: £1m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £591m (H120: £642m).
3Other financial assets subject to impairment excluded in the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m ECL (December 2020: £7m) on £159.8bn Stage 1 assets (December 2020: £146.3bn), £1m (December 2020: £6m) on £34m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £3.8bn) and £94m (December 2020: £132m) on £94m Stage 3 other assets (December 2020: £132m).
4The £19m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £101m of disposals reported within Wholesale loans include the sale of Barclays Asset Finance and debt sales.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Wholesale loans
As at 1 January 2021	83,254	280	15,938	533	2,167	840	101,359	1,653
Transfers from Stage 1 to Stage 2	(3,956)	(10)	3,956	10	—	—	—	—
Transfers from Stage 2 to Stage 1	5,093	104	(5,093)	(104)	—	—	—	—
Transfers to Stage 3	(98)	(1)	(105)	(11)	203	12	—	—
Transfers from Stage 3	395	1	272	8	(667)	(9)	—	—
Business activity in the year	17,980	32	1,124	29	78	16	19,182	77
Changes to models used for calculation[1]	—	(7)	—	(29)	—	—	—	(36)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,001	(167)	152	(14)	(76)	(4)	1,077	(185)
Final repayments	(17,539)	(38)	(2,885)	(91)	(187)	(32)	(20,611)	(161)
Disposals[2]	(43)	(1)	(8)	—	(50)	(28)	(101)	(29)
Write-offs[3]	—	—	—	—	(128)	(128)	(128)	(128)
As at 30 June 2021[4]	86,087	193	13,351	331	1,340	667	100,778	1,191

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								(37)
Credit cards, unsecured loans and other retail lending								(53)
Wholesale loans								(305)
ECL movement excluding assets derecognised due to disposals and write-offs								(395)
Recoveries and reimbursements[5]								201
Exchange and other adjustments[6]								105
Impairment charge on loan commitments and other financial guarantees								(185)
Impairment charge on other financial assets[4]								(14)
Income statement release for the period								(288)
1Changes to models used for calculation include a £34m movement in Home Loans, £30m in Credit cards, unsecured loans and other retail lending and £36m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses
2The £19m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £101m disposal reported within Wholesale loans include sale of Barclays Asset Finance and debt sales.
3In H121, gross write-offs amounted to £606m (H120: £643m) and post write-off recoveries amounted to £15m (H120: £1m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £591m (H120: £642m).
4Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £159.9bn (December 2020: £150.3bn) and impairment allowance of £102m (December 2020: £145m). This comprises £7m ECL (December 2020: £7m) on £159.8bn Stage 1 assets (December 2020: £146.3bn), £1m (December 2020: £6m) on £34m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £3.8bn) and £94m (December 2020: £132m) on £94m Stage 3 other assets (December 2020: £132m).
5Recoveries and reimbursements includes a net loss in relation to reimbursements from guarantee contracts held with third parties of £216m and post write off recoveries of £15m.
6Exchange and other adjustments includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	125	—	2	—	4	—	131	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	6	—	1	—	—	—	7	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)	—	—	—	—	—	(6)	—
Limit management and final repayments	(88)	—	—	—	(3)	—	(91)	—
As at 30 June 2021	37	—	3	—	1	—	41	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	68,211	34	6,244	33	30	23	74,485	90
Net transfers between stages	3,555	8	(3,786)	(3)	231	(5)	—	—
Business activity in the year	3,135	1	23	—	1	1	3,159	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,142	(9)	213	1	(232)	3	2,123	(5)
Limit management and final repayments	(4,476)	—	(353)	—	(3)	(2)	(4,832)	(2)
As at 30 June 2021	72,567	34	2,341	31	27	20	74,935	85

Wholesale loans
As at 1 January 2021	160,404	205	39,426	446	2,031	28	201,861	679
Net transfers between stages	96	115	1,087	(111)	(1,183)	(4)	—	—
Business activity in the year	39,001	28	2,916	89	12	9	41,929	126
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,912	(146)	688	(61)	(28)	2	2,572	(205)
Limit management and final repayments	(32,861)	(25)	(4,843)	(83)	(455)	(5)	(38,159)	(113)
As at 30 June 2021	168,552	177	39,274	280	377	30	208,203	487
Management adjustments to models for impairment
Management adjustments to impairment models are made in the ordinary course of business in order to reflect changes in policy or correct model performance issues identified through model monitoring. These adjustments remain in place until they are incorporated into future model development and are then retired. In addition, they may also be made in response to circumstances or uncertainty at the period end and this is particularly true of the ongoing COVID-19 pandemic.
Total management adjustments to impairment allowance are presented by product below.
Overview of management adjustments to models for impairment allowance[1]

	As at 30.06.21		As at 31.12.20
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	22	5.7	54	12.4
Credit cards, unsecured loans and other retail lending	550	21.7	960	31.3
Wholesale loans	479	28.5	(78)	(3.3)
Total	1,051	22.9	936	16.0
Management adjustments to models for impairment allowance[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 30.06.2021	£m	£m	£m	£m
Home loans	365	22	—	387
Credit cards, unsecured loans and other retail lending	1,982	778	(228)	2,532
Wholesale loans	1,199	615	(136)	1,678
Total	3,546	1,415	(364)	4,597

As at 31.12.20
Home loans	380	21	33	434
Credit cards, unsecured loans and other retail lending	2,109	986	(26)	3,069
Wholesale loans	2,410	379	(457)	2,332
Total	4,899	1,386	(450)	5,835

1Positive values reflect an increase in impairment allowance.
2Includes £2.6bn (December 2020: £3.9bn) of modelled ECL, £0.7bn (December 2020: £0.8bn) of individually assessed impairments and £0.2bn (December 2020: £0.2bn) ECL from non-modelled exposures.
Economic uncertainty adjustments
The COVID-19 pandemic has impacted the global economy since early 2020 and macroeconomic forecasts indicate longer-term impacts that result in higher unemployment levels and customer and client stress. However, to date, little real credit deterioration has occurred, largely as a result of government and other support measures. Observed 30-day arrears rates have reduced in US cards to 1.6% (December 2020: 2.5%; December 2019: 2.7%) due to payment holidays granted to customers impacted by COVID-19 which reduced the delinquency entrance rate and overall flow through delinquency. However, uncertainty remains as government and other support measures taper down as to whether these schemes have either averted or delayed credit losses.
In order to address this uncertainty, adjustments to the modelled provisions were made in 2020. COVID-19 related economic uncertainty adjustments of £1.4bn (December 2020: £1.4bn) continue to be recognised, specifically to address whether support measures have averted or delayed credit losses. However, within this, the approach has been refined and uncertainty is now captured in two distinct ways: firstly, the identification of specific customers and clients who may be more vulnerable to the withdrawal of relief and secondly, macroeconomic and risk parameter uncertainties which are applied at a portfolio level.
A summary of the adjustments is provided below:
•A £0.8bn adjustment has been applied for customers and clients considered potentially vulnerable to the withdrawal of government and other support schemes. In US consumer card portfolios, the populations identified are those who have higher potential risk indicators. In wholesale portfolios these include those corporate sectors deemed more vulnerable to the economic impacts of COVID-19. This adjustment is split between credit cards and unsecured loans, £0.6bn, and wholesale loans, £0.2bn.
•Expert judgement has been used to adjust the probability of default at portfolio level to pre-COVID-19 levels to reflect the impact of temporary support measures on underlying customer and client behaviour. This adjustment, of £0.2bn, has remained at a similar level to December 2020 (£0.1bn).
•Macroeconomic variables which may be temporarily influenced by support measures have been adjusted at a portfolio level enabling the model to consume the economic stress. This adjustment has been reduced to £0.5bn from £1.0bn at December 2020 as management judgement has been refined towards potentially vulnerable customers and clients as the pandemic has evolved.
Other adjustments
Credit cards, unsecured loans and other retail lending: Primarily relates to a net release in ECL of £0.2bn in Barclaycard US to more accurately reflect Loss Given Default in Stage 3.
Wholesale loans: Represents the net adjustments of £136m in the Investment Bank for model inaccuracies informed by back-testing. An adjustment to offset modelled ECL output in the Investment Bank to limit excessive ECL sensitivity to the macroeconomic variable for Federal Tax Receipts in place at December 2020 is materially reduced due to the Q221 scenario refresh.
Measurement uncertainty
The Barclays Bank Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury (short and medium-term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices), which forms the Baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a broadly similar severity to Barclays’ internal stress tests and stress scenarios provided by regulators whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s stress scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to reflect upside risks to the Baseline scenario to the extent that is broadly consistent with recent favourable benchmark scenarios. All scenarios are regenerated at a minimum semi-annually. The scenarios include eight economic variables (GDP, unemployment, House Price Index (HPI) and base rates, in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years.
Macroeconomic indicators were refreshed in Q221, with key drivers for the baseline scenario more optimistic than Q420, resulting in a net ECL provision release. In the Baseline scenario, UK GDP returns to the pre-pandemic level by mid-2022 with peak UK unemployment of just over 6% in Q421. In the Upside 2 scenario, effective fiscal stimulus measures, including public investments in infrastructure and skills, provide a boost to demand and confidence, which in turn leads to economic activity in almost all advanced economies returning to the pre-COVID-19 pandemic levels by the end of 2021. Unemployment levels decline back below 5% by H222 in the UK, and below 4% by early 2022 in the US. In the Downside 2 scenario supply and distribution issues slow the vaccination process and the emergence of new virus variants that are not susceptible to the existing vaccines fuels the outbreak again resulting in full national lockdowns in Q321. This leads to significant falls in GDP in Q321 and UK and US unemployment reaching c.10% and 12% respectively.
Although the macroeconomic outlook has improved, the Barclays Bank Group’s view on uncertainty remains unchanged, believing potential credit deterioration could be seen once government support is removed, particularly in vulnerable areas of the portfolio. In response, economic uncertainty PMAs remained relatively stable at c.£1.4bn. For further details see page 13.
Limited defaults have been observed to date in response to the COVID-19 pandemic, partly as a result of government and bank support measures. However, such support measures are scheduled to taper down from Q321 bringing with it uncertainty. Despite improvement in macroeconomic variables in the period, unemployment remains at elevated levels but portfolios are yet to respond, and may not do so until support measures fall away.
The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The range of forecast paths generated in the calculation of the weights at 30 June 2021 is slightly narrower than 31 December 2020 due to lower levels of uncertainty. The Upside 2 and Downside 2 scenarios are therefore nearer the tails of the distribution than previously resulting in lower weights. See page 16 for probability weightings used H121.
The tables below show: (i) the key consensus macroeconomic variables used in the scenarios (3-year annual paths); (ii) the probability weights applied to each scenario; and (iii) the macroeconomic variables by scenario using ‘specific bases’, i.e. the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios and the lowest unemployment for upside scenarios. The 5-year average table provides additional transparency.

Baseline average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.2021%		%	%
UK GDP[1]	4.9	5.6	2.3
UK unemployment[2]	5.8	5.7	5.1
UK HPI[3]	(0.5)	0.3	3.1
UK bank rate	0.1	0.2	0.4
US GDP[1]	5.7	3.9	1.6
US unemployment[4]	5.6	4.5	4.4
US HPI[5]	3.9	3.5	3.5
US federal funds rate	0.3	0.3	0.7

As at 31.12.20
UK GDP[1]	6.3	3.3	2.6
UK unemployment[2]	6.7	6.4	5.8
UK HPI[3]	2.4	2.3	5.0
UK bank rate	—	(0.1)	—
US GDP[1]	3.9	3.1	2.9
US unemployment[4]	6.9	5.7	5.6
US HPI[5]	2.8	4.7	4.7
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Downside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	(1.7)	2.0	5.2
UK unemployment[2]	7.3	8.2	6.6
UK HPI[3]	(5.8)	(5.8)	0.2
UK bank rate	0.1	—	—
US GDP[1]	1.5	1.4	2.0
US unemployment[4]	8.7	11.0	9.3
US HPI[5]	(4.9)	(3.0)	1.1
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	(3.9)	6.5	2.6
UK unemployment[2]	8.0	9.3	7.8
UK HPI[3]	(13.6)	(10.8)	0.5
UK bank rate	(0.2)	(0.2)	(0.1)
US GDP[1]	(2.4)	3.6	2.1
US unemployment[4]	13.4	11.9	10.1
US HPI[5]	(17.2)	(0.7)	0.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Downside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	0.6	4.4	4.2
UK unemployment[2]	6.4	6.6	5.6
UK HPI[3]	(3.1)	(2.7)	1.7
UK bank rate	0.1	0.1	0.2
US GDP[1]	3.4	2.5	1.6
US unemployment[4]	7.4	7.9	6.1
US HPI[5]	(0.5)	0.2	2.3
US federal funds rate	0.3	0.3	0.3

As at 31.12.20
UK GDP[1]	0.1	6.6	3.2
UK unemployment[2]	7.3	8.0	6.9
UK HPI[3]	(6.7)	(3.5)	1.7
UK bank rate	(0.1)	(0.1)	—
US GDP[1]	0.4	3.6	2.3
US unemployment[4]	11.0	8.9	6.9
US HPI[5]	(5.9)	1.8	2.6
US federal funds rate	0.3	0.3	0.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 2 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	6.8	9.4	4.0
UK unemployment[2]	5.5	4.9	4.4
UK HPI[3]	4.6	9.9	11.3
UK bank rate	0.1	0.4	0.6
US GDP[1]	6.5	8.2	3.4
US unemployment[4]	5.3	3.8	3.8
US HPI[5]	6.5	8.0	7.3
US federal funds rate	0.3	0.3	1.1

As at 31.12.20
UK GDP[1]	12.2	5.3	3.9
UK unemployment[2]	6.2	5.5	4.8
UK HPI[3]	6.6	10.4	10.8
UK bank rate	0.1	0.3	0.3
US GDP[1]	7.1	4.6	4.0
US unemployment[4]	5.5	4.3	4.1
US HPI[5]	8.8	9.1	8.9
US federal funds rate	0.3	0.4	0.6
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Upside 1 average economic variables used in the calculation of ECL
	2021	2022	2023
As at 30.06.21%		%	%
UK GDP[1]	5.9	7.3	3.0
UK unemployment[2]	5.6	5.2	4.7
UK HPI[3]	1.5	4.5	7.4
UK bank rate	0.1	0.2	0.6
US GDP[1]	6.1	5.8	2.4
US unemployment[4]	5.5	4.2	4.2
US HPI[5]	6.2	6.8	5.7
US federal funds rate	0.3	0.3	0.9

As at 31.12.20
UK GDP[1]	9.3	3.9	3.4
UK unemployment[2]	6.4	6.0	5.2
UK HPI[3]	4.6	6.1	6.1
UK bank rate	0.1	0.1	0.3
US GDP[1]	5.5	4.0	3.7
US unemployment[4]	6.0	4.8	4.6
US HPI[5]	6.8	6.7	6.3
US federal funds rate	0.3	0.3	0.5
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in average yearly US HPI = FHFA House Price Index, relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.21
Scenario probability weighting	19.6	24.5	26.4	16.9	12.6
As at 31.12.20
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.2021%		%	%	%	%
UK GDP[2]	25.9	20.2	3.3	(4.2)	(8.1)
UK unemployment[3]	4.1	4.3	5.1	7.5	9.8
UK HPI[4]	48.2	25.5	1.6	(5.8)	(11.8)
UK bank rate[3]	0.1	0.1	0.4	0.3	0.1
US GDP[2]	23.7	18.3	2.8	(0.2)	(3.2)
US unemployment[3]	3.8	4.2	4.7	8.9	12.0
US HPI[4]	41.2	32.6	3.6	(1.3)	(7.9)
US federal funds rate[3]	0.3	0.3	0.8	1.5	0.8

As at 31.12.20
UK GDP[2]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[3]	4.0	4.0	5.7	8.4	10.1
UK HPI[4]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[3]	0.1	0.1	—	0.6	0.6
US GDP[2]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[3]	3.8	3.8	6.4	13.0	13.7
US HPI[4]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[3]	0.1	0.1	0.3	1.3	1.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q121 (2020: Q120).
2Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios..
4Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.2021%		%	%	%	%
UK GDP[2]	5.2	4.2	3.3	2.6	1.8
UK unemployment[3]	4.6	4.8	5.1	5.7	6.5
UK HPI[4]	8.2	4.7	1.6	—	(1.6)
UK bank rate[3]	0.7	0.6	0.4	0.2	—
US GDP[2]	4.6	3.7	2.8	2.0	1.4
US unemployment[3]	4.1	4.4	4.7	6.3	8.5
US HPI[4]	7.1	5.8	3.6	1.6	(0.4)
US federal funds rate[3]	1.1	0.9	0.8	0.6	0.3

As at 31.12.20
UK GDP[2]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[3]	5.0	5.3	5.7	6.5	7.2
UK HPI[4]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[3]	0.3	0.2	—	—	(0.1)
US GDP[2]	2.9	2.4	1.6	0.8	0.1
US unemployment[3]	5.3	5.7	6.4	8.3	10.4
US HPI[4]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[3]	0.5	0.5	0.3	0.3	0.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. .
25-year yearly average CAGR, starting 2020 (2020: 2019).
35-year average. Period based on 20 quarters from Q121 (2020: Q120).
45-year quarter end CAGR, starting Q420 (2020: Q419).